Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
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Details Information About Intangible Assets
Details of intangible assets

$ in thousands	Software and Patents	Assets under construction	Total
Net book value as of January 1, 2017	924	419	1,343

Change in scope	—	—	—
Additions to intangible assets	6	135	141
Depreciation expense	(231)	—	(231)
Translation adjustments	112	66	178

Net book value as of December 31, 2017	811	619	1,431

Gross value at end of period	2,571	517	3,190
Accumulated depreciation and impairment at end of period	(1,759)	—	(1,759)
Net book value as of January 1, 2018	811	619	1,431

Change in scope	—	—	—
Additions to intangible assets	14	103	117
Disposal of intangible assets	(7)	—	(7)
Reclassification	6	—	6
Depreciation expense	(217)	—	(217)
Translation adjustments	(30)	(31)	(61)

Net book value as of December 31, 2018	577	691	1,268

Gross value at end of period	2,454	691	3,146
Accumulated depreciation and impairment at end of period	(1,878)	—	(1,878)
Net book value as of January 1, 2019	577	691	1,268

Change in scope	—	—	—
Additions to intangible assets	84	(2)	82
Disposal of intangible assets	(50)	—	(50)
Reclassification	6	—	6
Depreciation expense	(174)	—	(174)
Translation adjustments	(12)	(12)	(24)

Net book value as of December 31, 2019	431	677	1,108

Gross value at end of period	2,448	677	3,125
Accumulated depreciation and impairment at end of period	(2,017)	—	(2,017)